Fair Value Measurements - EBP, Investment, Fair Value and NAV (Detail) - EBP 003 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		$ 4,995,516,960	$ 4,278,021,689
Investments measured at net asset value	[1]	3,400,576,478	2,975,531,860
EBP, Employer, Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		586,426,951	427,136,729
Mutual Funds and Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		744,270,746	665,194,837
Personal Directed Brokerage Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		264,242,785	210,158,263
Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		1,594,940,482	1,302,489,829
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		1,594,940,482	1,302,489,829
Investments measured at net asset value	[1]	0	0
Fair Value, Inputs, Level 1 [Member] | EBP, Employer, Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		586,426,951	427,136,729
Fair Value, Inputs, Level 1 [Member] | Mutual Funds and Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		744,270,746	665,194,837
Fair Value, Inputs, Level 1 [Member] | Personal Directed Brokerage Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		264,242,785	210,158,263
Fair Value, Inputs, Level 1 [Member] | Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		1,594,940,482	1,302,489,829
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0	0
Investments measured at net asset value	[1]	0	0
Fair Value, Inputs, Level 2 [Member] | EBP, Employer, Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Funds and Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Personal Directed Brokerage Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0	0
Fair Value, Inputs, Level 2 [Member] | Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0	0
Investments measured at net asset value	[1]	0	0
Fair Value, Inputs, Level 3 [Member] | EBP, Employer, Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Funds and Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Personal Directed Brokerage Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		0	0
Fair Value, Inputs, Level 3 [Member] | Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		$ 0	$ 0

[1]	In accordance with Subtopic 820-10, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.